Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

a.	Company’s shares:

1.	Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate the general meetings of the shareholders of the Company, with one vote on any matter presented to the shareholders.

2.	On June 18, 2019, the Company closed a follow- on offering in which 4,991,000 ordinary shares were issued and sold to the public. The aggregate net proceeds received by the Company from the offering were $129,710, net of underwriting discounts, commissions and offering expenses.

3.	On September 16, 2020, the Company closed a follow - on offering that had a secondary component. In the offering, the Company issued and sold to the public 2,999,999 ordinary shares for aggregate net proceeds of $161,981, net of underwriting discounts, commissions and offering expenses. In addition, in the secondary component of the offering, 1,689,942 ordinary shares that were issued pursuant to the exercise of warrants were sold by the Company’s global customer. The Company did not receive any of the proceeds from the sale of these additional ordinary shares.

4.	On November 19, 2021, the Company closed a follow - on offering that had a secondary component. In the offering, the Company issued and sold to the public 2,336,892 ordinary shares for aggregate net proceeds of $339,760. In addition, in the secondary component of the offering, 705,953 ordinary shares that were issued pursuant to the exercise of warrants were sold by the Company’s global customer. The Company did not receive any of the proceeds from the sale of these additional ordinary shares.

b.	Share option and RSU’s plans:

The Company’s Board of Directors has approved equity incentive plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of the company, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. The terms of option grants generally provide that 25% of total options are exercisable one year after the grant or vesting start date determined for each optionee and a further 6.25% is exercisable at the end of each subsequent three-month period over the following 3 years. Options are exercisable for up to 10 years from the grant date. Options that are cancelled or forfeited before expiration become available for future grants.

Under the company equity incentive plans, beginning in 2017, the Company grants RSU’s, including performance based RSUs. The RSU’s generally vest over a period of four years of employment and performance based RSU’s also vest based on performance targets. RSU’s that are cancelled or forfeited become available for future grants.

During December 2021, the Company’s board of directors approved an increase of 1,488,107 as to the number of ordinary shares reserved for issuance under the Company’s equity incentive plans. As of December 31, 2021, an aggregate of 5,587,786 ordinary shares were available for future grants under those plans.

c.	A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	686,456	$18.66	6.87	$48,375
Granted	5,005	125.25	-	-
Exercised	(254,308)	19.12	-	27,181
Forfeited	(23,978)	17.49	-	-

Outstanding at end of year	413,175	$19.58	5.79	$54,815

Exercisable at end of year	291,953	$15.46	5.16	$39,936

As of December 31, 2021, the Company had $1,685 of unrecognized compensation expense related to non-vested share options expected to be recognized over a weighted average period of 1.82 years.

The weighted average fair value of options granted during the years ended December 31, 2021, 2020 and 2019 was $64.93, $31.55 and $14.51 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2021, 2020 and 2019 was $27,181, $12,698 and $6,742, respectively.

d.	A summary of the Company’s RSU’s activity is as follows:

Number of RSUs

Unvested at beginning of year	834,321
Granted	274,800
Vested	(334,016)
Forfeited	(90,439)

Unvested at the end of the year	684,666

The weighted average fair value at grant date of RSU’s granted for the years ended December 31, 2021, 2020 and 2019 was $115.65, $40.93 and $28.50, respectively. The total fair value of RSU’s vested during the year ended December 31, 2021, was $10,608.

The weighted average fair value of shares vested (upon settlement of RSUs) during the years 2021, 2020 and 2019 was $31.63, $24.52 and $19.53, respectively

As of December 31, 2021, the Company had $39,465 of unrecognized compensation expenses related to RSU’s, expected to be recognized over a weighted average period of 2.77 years.

f.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019

Cost of products	$1,355	$1,056	$632
Cost of services	1,105	771	520
Research and development, net	2,685	1,712	1,294
Sales and marketing	5,004	2,893	1,689
General and administrative	4,984	3,604	2,479

Total share-based compensation expense	$15,133	$10,036	$6,614

On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. under which 2,932,176 warrants to purchase ordinary shares of the Company at an exercise price of $13.04 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. On September 16, 2020 Amazon Inc. exercised 2,162,463 warrants via cashless exercise and sold all 1,689,942 shares received upon that exercise. On November 19, 2021 Amazon Inc. exercised 769,713 warrants via cashless exercise and sold all 705,701 shares received upon that exercise. As of December 31, 2021, all of the warrants under that original master purchase agreement had been exercised.

a.	On September 14, 2020, the Company signed an amendment to the master purchase agreement with Amazon Inc. under which an additional 3,401,028 warrants to purchase ordinary shares of the Company at an exercise price of $59.26 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $400 million over a five year period beginning on January 2021, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of December 31, 2021, 660,773 warrants were exercisable under the amendment to the master purchase agreement.

The fair value of the warrants was measured on the grant date using the Monte Carlo simulation with assumptions of risk-free rate of 0.4%, volatility rate of 52%, dividend yield of 0% and expected term of 5.32 years.

The Company recognized a reduction to revenues of $25,423, $5,366 and $5,094 during the years ended December 31, 2021, 2020 and 2019, respectively in respect of the warrants granted to Amazon. The total unrecognized amount to be recognized as a reduction in revenues related to the warrants granted to Amazon amounted to $83,675 as of December 31, 2021.